Accounting policies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 25, 2021 USD ($)	Dec. 31, 2020 GBP (£) ClinicalStageProgram Segment Region Obligation	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2017 GBP (£)
General information [Abstract]
Number of clinical stage programs | ClinicalStageProgram		5
Going concern [Abstract]
Cash and cash equivalents		£ 129,716,000	£ 73,966,000	£ 124,385,000			£ 82,883,000
Net current assets		97,933,000
Operating loss		(86,193,000)	(118,320,000)	£ (93,455,000)
Performance obligation
Deferred revenue related to performance obligation		£ 51,986,000
Percentage of weighted average life of project		10.00%
Deferered revenue Increase		£ 5,027,000
Segment reporting [Abstract]
Number of operating segment | Segment		1
Number of geographic regions company registered | Region		3
Revenue recognition [Abstract]
Number of performance obligations | Obligation		1
Leases [abstract]
Assets held under finance leases		£ 0	£ 0
Derivatives [Abstract]
Convertible loan | $					$ 40,000
Subsequent Events [Member]
Going concern [Abstract]
Proceeds from IPO | $	$ 286,887
Gates Foundation [Member]
Derivatives [Abstract]
Loan amount converted into equity | $						$ 25,000